Right-of use assets - Summary of Right To Use Of Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 151,065
Transfer from construction in progress (Note 20)	515	¥ 8,659
Ending balance	138,439	151,065
Ending balance, Adjusted		151,065
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	230,969	222,585
Additions	5,273	7,173
Transfer from construction in progress (Note 20)	515	8,659
Transfers to property, plant and equipment on exercise of purchase option	(2,761)	(2,780)
- disposals	(6,991)	(4,599)
- disposal of a subsidiary		(69)
Transfer to assets held for sale	(1,582)
Ending balance	225,423	230,969
Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	79,904	69,374
Amortization charge for the year	14,888	15,388
Transfers to property, plant and equipment on exercise of purchase option	(1,202)	(982)
- disposals	(6,893)	(4,551)
- disposal of a subsidiary		(7)
Provision for impairment losses	1,585	682
Transfer to assets held for sale		(616)
Impairment losses transfer to assets held for sale (Note 35)	(682)
Ending balance	86,984	79,904
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	648
Ending balance	860	648
Others [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	765	392
Additions	243	190
Transfer from construction in progress (Note 20)	152	226
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	(26)	0
- disposal of a subsidiary		(43)
Transfer to assets held for sale	0
Ending balance	1,134	765
Others [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	117	34
Amortization charge for the year	178	90
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	(21)	0
- disposal of a subsidiary		(7)
Provision for impairment losses	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	274	117
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,534
Ending balance	5,723	5,534
Land use rights [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,481	4,022
Additions	343	45
Transfer from construction in progress (Note 20)	61	2,440
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	(75)	0
- disposal of a subsidiary		(26)
Transfer to assets held for sale	0
Ending balance	6,810	6,481
Land use rights [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	947	813
Amortization charge for the year	140	134
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	0	0
- disposal of a subsidiary		0
Provision for impairment losses	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	1,087	947
Aircraft and engines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	143,363
Ending balance	130,114	143,363
Aircraft and engines [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	220,701	215,381
Additions	3,493	6,526
Transfer from construction in progress (Note 20)	302	5,993
Transfers to property, plant and equipment on exercise of purchase option	(2,761)	(2,780)
- disposals	(5,959)	(4,419)
- disposal of a subsidiary		0
Transfer to assets held for sale	(1,582)
Ending balance	214,194	220,701
Aircraft and engines [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	77,338	67,890
Amortization charge for the year	13,616	14,167
Transfers to property, plant and equipment on exercise of purchase option	(1,202)	(982)
- disposals	(5,959)	(4,419)
- disposal of a subsidiary		0
Provision for impairment losses	1,585	682
Transfer to assets held for sale	(616)
Impairment losses transfer to assets held for sale (Note 35)	(682)
Ending balance	84,080	77,338
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,520
Ending balance	1,742	1,520
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,022	2,790
Additions	1,194	412
Transfer from construction in progress (Note 20)	0	0
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	(931)	(180)
- disposal of a subsidiary		0
Transfer to assets held for sale	0
Ending balance	3,285	3,022
Buildings [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,502	637
Amortization charge for the year	954	997
Transfers to property, plant and equipment on exercise of purchase option	0	0
- disposals	(913)	(132)
- disposal of a subsidiary		0
Provision for impairment losses	0	0
Transfer to assets held for sale	0
Impairment losses transfer to assets held for sale (Note 35)	0
Ending balance	¥ 1,543	¥ 1,502